UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Egerton Capital Limited Partnership

Address:  2 George Yard
          Lombard Street
          London, England EC3V 9DH

13F File Number: 28-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Armitage
Title:  Managing Director, Egerton Capital Limited (General Partner)
Phone:  011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England              August 8, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   6

Form 13F Information Table Value Total: $ 562,043
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

----          -------------------               ------------------------------

                           Form 13F Information Table

Column 1                        Column 2         Column 3    Column 4    Column 5           Column 6  Column 7       Column 8

                                 Title                         Value    Shrs or  Put/Call  Investment  Other       Voting Authority
Name of Issuer                  of Class           CUSIP    (X $1,000)  Prn Amt  Option    Discretion  Manager   Sole  Shared   None
CEMEX S A                       SPON ADR 5 ORD   151290889   238,061    4178708     SH         SOLE      NONE         4178708
DRESSER-RAND GROUP INC          COM              261608103    25,450    1083900     SH         SOLE      NONE         1083900
GRUPO TELEVISA SA DE CV         SP ADR REP ORD   40049J206    40,551    2100000     SH         SOLE      NONE         2100000
MECHEL OAO                      SPONSORED ADR    583840103     6,970     311296     SH         SOLE      NONE          311296
NDS GROUP PLC                   SPONSORED ADR    628891103     7,592     163098     SH         SOLE      NONE          163098
OPEN JT STK CO VIMPEL-COMMUN    SPONSORED ADR    68370R109   243,419    5312505     SH         SOLE      NONE         5312505

Total                                                        562,043

SK 01373 0001 691542